INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.    INTANGIBLE ASSETS, NET

	As of December 31,
	2020	2021

	(HK$ in thousands)
Gross carrying amount
Computer software	8,525	15,596
License	2,000	4,261
Others	3,563	3,638
Total of gross carrying amount	14,088	23,495

Less: accumulated amortization
Computer software	(3,041)	(5,172)
Others	(831)	(1,105)
Total of accumulated amortization	(3,872)	(6,277)
Intangible assets, net	10,216	17,218

Amortization expenses on intangible assets which are included in research and development expenses, selling and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021 were HK$900 thousand, HK$1,439 thousand and HK$2,317 thousand, respectively.